Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Summary of Major Components of Debt
The following table summarizes the major components of debt at each balance sheet date and provides the maturities and interest rate ranges of each major category of debt:

	June 30, 2016	December 31, 2015
Revolving line of credit with lenders (Revolver), interest at applicable rate plus margin, as defined (4.63% and 6.30% at June 30, 2016 and December 31, 2015, respectively) due quarterly; balance due at maturity in October 2017	$11.0	$32.0
Term loans (Term Loan B); quarterly payments of $4.5 commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin of 300 basis points at June 30, 2016 and December 31, 2015	1,685.5	1,685.5
Senior notes (Senior Notes) payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020	550.0	550.0
Capital lease obligations, maturing through 2024	38.7	28.2
Other debt	15.3	20.0
	2,300.5	2,315.7
Less: Original issue discount and debt issuance costs classified as a reduction to long-term debt	(60.1)	(68.6)
Less: Current portion	(38.8)	(49.1)
	$2,201.6	$2,198.0